Leases	6 Months Ended
Jun. 30, 2024
Disclosure Leases Abstract
Leases

22. Leases

a) Right of use

	December 31, 2023	Additions and contract modifications	Depreciation	Translation adjustment	June 30, 2024
Ports	628	-	(27)	(7)	594
Vessels	415	-	(23)	-	392
Pelletizing plants	193	-	(26)	(22)	145
Properties	80	(1)	(12)	(6)	61
Energy plants	34	-	(3)	(1)	30
Mining equipment	9	(3)	(2)	(1)	3
Total	1,359	(4)	(93)	(37)	1,225

b) Leases liabilities

	December 31, 2023	Additions and contract modifications	Payments (i)	Interest	Translation adjustment	June 30, 2024
Ports	682	-	(34)	12	(2)	658
Vessels	397	-	(34)	8	-	371
Pelletizing plants	207	-	(5)	4	(25)	181
Properties	102	(1)	(9)	2	(1)	93
Energy plants	49	-	(2)	1	(1)	47
Mining equipment	15	(3)	(1)	1	(2)	10
Total	1,452	(4)	(85)	28	(31)	1,360
Current liabilities	197					177
Non-current liabilities	1,255					1,183
Total	1,452					1,360

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$117 recorded in the income statement in the six-month period ended June 30, 2024 (2023: US$74).

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the statement of financial position is measured at the present value of such obligations.

	2024	2025	2026	2027	2028 onwards	Total	Remaining term (years)	Discount rate
Ports	33	66	54	43	694	890	2 to 19	4% to 5%
Vessels	30	59	54	53	239	435	1 to 9	3% to 4%
Pelletizing plants	50	44	15	15	85	209	1 to 9	2% to 6%
Properties	15	17	15	13	36	96	1 to 10	2% to 7%
Energy plants	4	9	6	5	39	63	2 to 6	5% to 6%
Mining equipment	4	5	4	1	-	14	1 to 4	3% to 6%
Total	136	200	148	130	1,093	1,707